Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Total property and equipment, gross	$ 42,053	$ 42,053	$ 1,033,217
Less accumulated depreciation	(24,781)	(21,442)	(1,007,176)
Total property and equipment, net	17,272	20,611	26,041
Information Technology Equipment [Member]
Total property and equipment, gross	31,892	31,892	105,319
Furniture and Office Equipment [Member]
Total property and equipment, gross	$ 10,161	$ 10,161	78,678
Research and Development Equipment [Member]
Total property and equipment, gross			686,673
Leasehold Improvements [Member]
Total property and equipment, gross			153,161
Software [Member]
Total property and equipment, gross			$ 9,386